Exceptions Report: 1/7/2026

Loan Information									Exception Information					Initial Overall Grades	Final Overall Grades	Event Level
Loan Number	Property State	Purpose	Occupancy	Property Type	DTI	FICO	LTV	Note Original Balance	Exception Note	Exception General Comment	Comments	Condition	Exception Status	DBRS	DBRS	Grade
300000638	XXXXXXX	Refi - Cash Out	Non-Owner Occupied	Four-Unit Property	0.00	769	70.00%	XXXXXXX	Required Document -GOV - Provide the final Amortization Schedule for the loan file.	Required Document -GOV - 05/26/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000640	XXXXXXX	Rate Term Refi	Non-Owner Occupied	PUD	0.00	714	79.68%	XXXXXXX	Debt Service Coverage Ratio - The DSCR of .XXXX is less than the required XXXX for a LTV of XXXX%. The lender used property tax in the amount of $XXXX. The loan file confirmed the XXXX taxes were $XXXX.	Debt Service Coverage Ratio - 06/26/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000641	XXXXXXX	Purchase	Owner Occupied	Single Family Detached	48.82	694	85.00%	XXXXXXX	Income - The file did not include the transcripts as required for the 1099 Borrower program.	Income - 7/30: The transcripts provided do not reflect the XXXX income of $XXXX. 8/27: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000639	XXXXXXX	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	801	80.00%	XXXXXXX	Eligibilty - Per guidelines the subject property must be owned for a minimum of XXXX months to use appraised value for a Rate/Term refi. Borrower purchased home XXXX which does not meet the XXXX month requirement.	Eligibilty - Exception to use appraised value with < XXXX months seasoning approved by XXXX and in file.		No	Client Accepted	C	B	2
300000642	XXXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	0.00	692	57.14%	XXXXXXX	Eligibilty - According to the guidelines, Non-Arm’s Length transactions are not permitted. Credit - No open and active mortgages reporting on credit will require a pre-approval. Hazard Insurance - The Property Insurance policy reflects the subject property as a primary home and does not show a minimum of six months of rent loss coverage.	Eligibilty - 6/4: Per appraiser, this is a non-arm's length sale between friends. Home is being sold for $XXXX under appraised value. An XXXX approved exception is required. 06/16/25: An exception was approved for the guideline deviation. Credit - 6/26: Documentation provided to cure. Hazard Insurance - 6/16: Per XXXX, a revised policy is required removing primary residence verbiage and including rent loss coverage. 07/27/25: Documentation provided to cure.		No	Client Accepted	C	B	2
300000646	XXXXXXX	Rate Term Refi	Non-Owner Occupied	Condo Attached	43.29	752	73.81%	XXXXXXX	Property Type - Eligibility - HOA does not have reserves allocation reflected on the budget. Short $XXXXat EOY. Condo/PUD - UW attestation clearly stating whether the project is warrantable or non-warrantable must be delivered with the file (A comment on the 1008 suffices). Income - The IRS tax return transcripts verifying the XXXX and XXXX personal and business income are not in the file.	Property Type - Eligibility - The loan file included an approved exception. Condo/PUD - 07/09/25: Documentation provided to cure. Income - 7/9: XXXX requires executed tax transcripts verifying the XXXX and XXXX personal and business income. 08/01/25: Documentation provided to cure.		No	Client Accepted	C	B	2
300000650	XXXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	0.00	751	80.00%	XXXXXXX	Eligibilty - According to the underwriting guidelines, all loans must be submitted to an automated fraud and data check tool (i.e. Fraudguard, DataVerify, etc.). In this case, the documentation is not included in the loan file. Appraisal - URAR/Appraisal - 1004D Completion Cert with updated Photos showing repairs made to the Subject are not included in the loan file.	Eligibilty - 07/02/25: Documentation provided to cure. Appraisal - 07/02/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
300000651	XXXXXXX	Refi - Cash Out	Non-Owner Occupied	Two-Unit Property	0.00	710	67.88%	XXXXXXX	Title - The Title Policy is missing from the loan file. Credit - Eligiblity - An automated fraud and data tool check is missing from the loan file.	Title - 06/15/25: Documentation provided to cure. Credit - Eligiblity - 06/15/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000647	XXXXXXX	Purchase	Owner Occupied	Single Family Detached	48.08	776	80.00%	XXXXXXX	Asset Verification - According to the guidelines, gift funds cannot be used for reserves. In this case, the borrower is using the gift to cover the reserves for the subject property and the departing residence that is being converted to investment property. Also a 1007 for the departing residence is required and was not in the file. The file includes an approval dated XXXX for the use of the gift reserves and not obtaining a 1007 on the departing residence

Employment - The CPA letter that provided the XXXX% expense factor did not include the attestation they prepared the borrower's tax returns as required by the XXX.
										Asset Verification - Exception granted dated XXXX is in file. Employment - 6/24: The guidelines do not state that a CPA is not required to file the taxes. 6/30: XXXX is requiring that the CPA must have prepared the borrower's tax returns. 07/09/25: Documentation provided to cure.		No	Client Accepted	C	B	2
300000648	XXXXXXX	Purchase	Owner Occupied	PUD	47.24	771	75.00%	XXXXXXX	Other - The note does not indicate IO however the CD indicates interest only. Note - Provide an updated Note that states the loan is interest only reflects the full principal and interest payment in addition to the interest only payment. Final DTI pending, additional exceptions may apply upon review.	Other - 7/22: Only tracking was provided. Need the corrected Note. 7/27/2025: Updated note provided to cure. Note - 7/22: Only tracking was provided. Need the corrected Note. 7/27/2025: Updated post closing note provided to cure.		No	Client Accepted	C	B	2
300000644	XXXXXXX	Refi - Cash Out	Owner Occupied	Single Family Detached	29.11	782	74.88%	XXXXXXX	Closing Disclosure - This loan failed the revised closing disclosure delivery date test (no waiting period required). Revised CD XXXX Receipt date is XXXX which is after the Final CD XXXX Receipt date of XXXX. Did not used the Receipt date for the Revised CD XXXX Credit - The property insurance policy for XXXX. and a XXXX to verify if the payment for the property includes insurance and taxes were not in the file.	Closing Disclosure - 6/26/2025: Document provided to cure. Credit - 06/26/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000643	XXXXXXX	Rate Term Refi	Non-Owner Occupied	Two-Unit Property	33.88	790	69.15%	XXXXXXX	Prepayment Notice - Gov - This loan was closed with a prepayment penalty of XXXX months of interest. This is not one of the acceptable structures for XXXX. Furthermore, the penalty on the CD is XXXX% of the original loan balance which does not match the PPP addendum. Provide a corrected addendum with an acceptable PPP structure. Property Type - Eligibility - According to the guidelines, minimum square footage is XXXX per unit. Unit XXXX has XXXX square feet.	Prepayment Notice - Gov - 8/3/2025: PPP Addendum provided however the 2nd page of the new Prepayment Rider is missing. 8/6: The revised Prepayment Rider must be re-signed and dated by the borrower acknowledging the change. 08/08/25: Documentation provided to cure. Property Type - Eligibility - 06/24/25: An exception was approved for the guideline deviation.		No	Client Accepted	C	B	2
300000645	XXXXXXX	Purchase	Owner Occupied	Single Family Detached	43.13	786	75.00%	XXXXXXX	Warranty Deed / Quit Claim Deed - The Warranty Deed is missing from the loan file.

Credit - Eligiblity - According to the underwriting guidelines, for XXXX, XXXX months of statements is required. In this case, XXXX months of statements were provided for XXXX account ending in XXXX, which does not meet the guidelines.

Credit - Eligiblity - According to the underwriting guidelines, for XXXX, XXXX months of statements is required. In this case, XXXX months of statements were provided for XXXX account ending in XXXX, which does not meet the guidelines.

Eligibilty - According to the underwriting guidelines, for XXXX, XXXX months of statements is required. In this case, XXXX months of statements were provided for XXXX account ending in XXXX, which does not meet the guidelines.
										Warranty Deed / Quit Claim Deed - 07/09/25: Documentation provided to cure. Credit - Eligiblity - 08/01/25: Documentation provided to cure. Credit - Eligiblity - 08/01/25: Documentation provided to cure. Eligibilty - 08/01/25: Documentation provided to cure.		No	Cleared Exception	C	A	1
300000649	XXXXXXX	Purchase	Non-Owner Occupied	Two-Unit Property	0.00	707	75.00%	XXXXXXX	Eligibilty - Missing Final Amortization Schedule from the loan file.	Eligibilty - 7/1/2025: Document provided to cure.		No	Cleared Exception	C	A	1
300000634	XXXXXXX	Purchase	Non-Owner Occupied	PUD	0.00	644	56.41%	XXXXXXX	Other - The loan file does not contain the final amortization schedule. Borrower ID - The loan file does not contain the borrower's ID. Credit - The subject property is XXXX. The loan file does not contain tax calculation from a municipality showing calculated taxes of $XXXX that were used to qualify. Using XXXX% of sales price results in a DSCR of .XXXX. DSCR is pending. Warranty Deed / Quit Claim Deed - The Warranty Deed is not included in the loan file.	Other - 1/13/25 - document provided to clear.

Borrower ID - 1/22/25 - document provided to cure.

Credit - 1/22/25 - the tax cert provided is for XXXX land only. Please provide cert from municipality or title company estimating taxes on XXXX land. 1/20/2025 - Need documentation from title company or municipality showing the amount of taxes.
1/13/25 - Copy of email provided to cure is insufficient. Unable to determine who the email is from. Please provide documented tax rate from municipality/title company showing tax rate and the calculation of taxes.
03/13/25: An exception was approved for the guideline deviation.

Warranty Deed / Quit Claim Deed - 1/13/25 - document provided to clear.
												No	Client Accepted	C	B	2
300000633	XXXXXXX	Refi - Cash Out	Non-Owner Occupied	Co Op	48.70	720	54.78%	XXXXXXX	Hazard Insurance - The master insurance policy for XXXX expired XXXX; provide a copy of the renewal policy for the XXXX-XXXX period. Doc Type - The Final Amortization Schedule is missing from the loan file. Deed of Trust / Mortgage - The MERS number is missing from the Loan Security Agreement/ DOT. Final 1003 - Provide an updated 1003 that includes the subject property and any additional REO's in the REO Section. Initial 1003 shows more properties than final 1003. Program Eligibilty - Provide the terms of the new loan for XXXX. Final DTI pending.	Hazard Insurance - 02/19/25: Documentation provided to cure. Doc Type - 2/17/2025: Document provided to cure. Deed of Trust / Mortgage - 2/17/2025: Loan is a XXXX and not recorded. Final 1003 - 2/17/2025: Document provided showing XXXX was sold Program Eligibilty - 2/17/2025: Note provided, however the monthly dues, and hazard policy is missing for unit XXXX. 2/19: CD provided only verifies the P&I. Need verification of the monthly maintenance fee. 02/20/25: Documentation provided to cure.		No	Cleared Exception	D	A	1
300000629	XXXXXXX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	46.00	742	69.80%	XXXXXXX	Credit - The loan file does not contain the ID's for borrower and co-borrower.

Income  - The loan file does not contain the XXXX and XXXX tax transcripts.

Income  - The co-borrower qualified using XXXX business tax returns. The loan file does not contain a YTD P&L.

Total Debt Ratio - The re-calculated DTI of XXXX% exceeds guideline maximum of XXXX% and is greater than lender calculated DTI of XXXX%. The lender did not include all of the consumer debt in DTI.

Appraisal - According to the underwriting guidelines, a post disaster inspection is required if a property is in a declared area.  XXXX and the PDI report is missing from the loan file.
Credit - 12/7/2024: Lender provided the Patriot Act Information form in lieu of the ID.

Income  - 12/11/24: Documentation provided to cure.

Income  - 12/11/24: Documentation provided to cure.

Total Debt Ratio - 12/11: Excluding the XXXX loans, resulting DTI is XXXX%. 1008 reflects negative rental income for the subject property of $XXXX; however, using the XXXX Schedule E from tax return, actual negative rental income is $XXXX.
12/30: Documentation provided does not clear condition.  1/4: worksheet reflects negative rental income for the subject property of $XXXX; however, using the XXXX Schedule E from tax return, actual negative rental income is $XXXX.
01/09/25: XXXX amended tax return provided to cure.

Appraisal - 2/3/25 - document provided to cure.
												No	Cleared Exception	C	A	1
300000631	XXXXXXX	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	694	70.00%	XXXXXXX	Title - The Title Policy Amount of $XXXX is less than the note amount of $XXXX based on the Commitment in file. Doc Type - Loan closed in the name of a corporation, XXXX; however, evidence of the Articles of Organization and EIN/W9 Documents for the Entity are missing from the loan file. VOM - A XXXX month housing history is required. Mortgages reporting < XXXX months on initial credit or free and clear properties require pre-approval.	Title - 1/7/2025: Document provided to cure. Doc Type - 1/7/2025: Document provided to cure. VOM - 1/7/2025: Document provided to cure.		No	Cleared Exception	C	A	1
300000626	XXXXXXX	Rate Term Refi	Non-Owner Occupied	Single Family Detached	0.00	643	70.00%	XXXXXXX	Final 1003 - Section 8: Demographic Information not completed on the final 1003. Deed of Trust / Mortgage - The notary signature page is missing from the DOT.	Final 1003 - 03/27/24: Documentation provided to cure. Deed of Trust / Mortgage - 03/27/24: Documentation provided to cure.		No	Cleared Exception	D	A	1
300000630	XXXXXXX	Purchase	Owner Occupied	Single Family Detached	19.58	783	80.00%	XXXXXXX	Borrower Eligibilty - A XXXX month housing history is required. No open and active mortgages reporting on initial credit or free and clear properties require pre-approval. Credit supplements are not an approved verification method.	Borrower Eligibilty - 1/21/2025 - please request exception. 1/24/2025: An exception from XXXX was granted with sufficient comp factors.		No	Client Accepted	C	B	2
300000632	XXXXXXX	Purchase	Non-Owner Occupied	Single Family Detached	8.31	768	80.00%	XXXXXXX	Borrower Eligibilty - No open and active mortgages reporting on initial credit or free and clear properties will require pre-approval. Final 1003 - Provide a revised Final 1003 to reflect that the Borrower's sex is XXXX as showing on the Deed of Trust. Occupancy - Provide the Affidavit of Occupancy. Doc Type - Provide the final Amortization Schedule. Self Employed - Evidence of Good Standing for XXXX has not been uploaded by the Lender. Appraisal - Provide an updated Appraisal showing the subject property city as XXXX.	Borrower Eligibilty - 01/14/25: A pre-approval was provided for the housing history. Final 1003 - 1/24/25 - document provided to cure. Occupancy - 1/21/2025: Document provided to cure. Doc Type - 1/21/2025: Document provided to cure. Self Employed - 1/24/2025 - document provided to cure. Appraisal - 1/29/2025 - document provided to cure.		No	Client Accepted	D	B	2
300000636	XXXXXXX	Purchase	Non-Owner Occupied	Condo Attached	0.00	703	55.00%	XXXXXXX	Condo/PUD - Seller did not provide evidence to support that a project review was completed and there is no certification of warrantability or non-warrantability in file as required by the guidelines.	Condo/PUD - 3/27/2025: The 1008 provided did not state whether the condo project was warrantable or not. 4/1/2025: Document provided showing the property was warrantable.		No	Cleared Exception	C	A	1
300000637	XXXXXXX	Purchase	Non-Owner Occupied	Condo Attached	0.00	745	75.00%	XXXXXXX	Property Type - Eligibility - Based on the condo project review lender to confirm if the project is warrantable or non-warrantable.	Property Type - Eligibility - 04/18/25: Documentation provided to cure. XXXX condo per seller.		No	Cleared Exception	C	A	1
300000635	XXXXXXX	Refi - Cash Out	Non-Owner Occupied	Single Family Detached	0.00	732	75.00%	XXXXXXX	Eligibilty - The Final Amortization Schedule is missing from the loan file.

Borrower Eligibilty - The final CD states that the loan may be assumable which is not allowed; provide a corrected final CD showing the loan is not assumable.

VOM - A XXXX month VOM is required for borrowers primary residence and the subject property. Borrower is currently living rent free and subject is owned free and clear. Per guidelines open and active mortgage(s) reporting on initial credit for minimum XXXX months is permitted to satisfy housing history, however, borrower has XXXX mortgages reporting on initial credit but only reporting for XXXX months.
										Eligibilty - 03/03/25: Documentation provided to cure. Borrower Eligibilty - 03/13/25: Documentation provided to cure. VOM - 03/13/25: A pre-approval was provided for the housing history.		No	Cleared Exception	C	A	1
24
300000627	XXXXXXX	Refi - Cash Out	Owner Occupied	Single Family Detached	41.62	767	80.00%	XXXXXXX						A	A
300000628	XXXXXXX	Purchase	Second Home	Single Family Detached	27.90	712	80.00%	XXXXXXX						A	A
2